Business Combinations - Additional Information (Detail)	5 Months Ended	12 Months Ended
	Dec. 31, 2021 SGD ($)	Dec. 31, 2021 SGD ($)	Aug. 03, 2021 SGD ($) shares	Dec. 08, 2020
Panama [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Number of instruments or interests issued or issuable | shares			636,815
Acquisition-related costs		$ 7,883,000
Gross contractual amounts receivable for acquired receivables			$ 4,188,000
Goodwill recognised as of acquisition date			233,850,000
Revenue of acquiree since acquisition date	$ 6,011,000
Profit (loss) of acquiree since acquisition date	$ (7,546,000)
Revenue of combined entity as if combination occurred at beginning of period		109,596,000
Profit (loss) of combined entity as if combination occurred at beginning of period		$ (196,028,000)
Panama [member] | Acquired computer software
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date			23,000
Panama [member] | Internally developed computer software
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date			9,832,000
Panama [member] | Property data
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date			73,000
Panama [member] | Trademarks, brand and domain names
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date			4,859,000
Panama [member] | Development cost in progress
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date			$ 1,136,000
My Property Data Sdn Bhd [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				100.00%